Consolidated Statements of Changes in Equity (Unaudited) - GBP (£) £ in Thousands	Share Capital [Member]	Share premium [member]	Merger reserve [member]	Warrant reserve [member]	Retained earnings [member]	Total
At January 1, 2023 at Dec. 31, 2022	£ 1,108	£ 83,667	£ 53,003	£ 720	£ (135,336)	£ 3,162
IfrsStatementLineItems [Line Items]
Loss for the period					(3,568)	(3,568)
Total comprehensive loss					(3,568)	(3,568)
Transactions with owners:
Shares issued on February 15, 2023	1,956	3,013				4,969
Costs associated with share issue on February 15, 2023		(903)				(903)
Shares issued on May 26, 2023	2,277			103	(355)	2,025
Costs associated with share issue on May 26, 2023					(527)	(527)
Share-based payment charge					141	141
Total contribution by and distributions to owners	4,233	2,110		103	(741)	5,705
At June 30, 2023 at Jun. 30, 2023	5,341	85,777	53,003	823	(139,645)	5,299
At January 1, 2023 at Dec. 31, 2023	6,253	86,732	53,003	3,457	(144,767)	4,678
IfrsStatementLineItems [Line Items]
Loss for the period					(3,308)	(3,308)
Total comprehensive loss					(3,308)	(3,308)
Transactions with owners:
Shares issued on May 22, 2024	1,242	3,730		1,690		6,662
Costs associated with share issue on May 22, 2024		(369)		(125)		(494)
Exercise of warrants during period	1,043	1,081		(1,348)		776
Issue of shares to purchase intangible asset	151	68				219
Share-based payment charge					195	195
Total contribution by and distributions to owners	2,436	4,510		217	195	7,357
At June 30, 2023 at Jun. 30, 2024	£ 8,689	£ 91,242	£ 53,003	£ 3,674	£ (147,881)	£ 8,727